Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Details)		Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		19.00%		19.00%
Big Data [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		28.77%		28.77%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		9.30%		9.30%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		16.80%		16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.90%		19.90%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		12.74%		12.74%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.25%		14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		2.03%		2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	9.69%		9.69%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1],[2]	13.54%		14.12%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		28.00%		28.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.40%		9.40%
Beijing Yunhui Tianxia [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		13.70%		13.70%
Shen Zhen Arashi [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share			1.25%
Cost method investments:
Cost method investments, Percentage of ownership of common share	[3]	8.73%		11.63%
Beijing Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1],[4]	4.12%		4.61%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.99%		19.99%
Quanxun Huiju [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	5.40%

[1]	In 2019, the Group recognized impairment against its investments in Shanghai Lexiang, Cloudtropy and Beijing Cloudin of USD 14,518,000,USD 4,213,000 and USD 1,100,000, respectively after considering the latest operation status and financial and liquidity position of respective investees.
[2]	In 2019, the fair value change in the equity of investment in Shanghai Lexiang was USD 1,176,000, which was measured based on the indicative valuation from the capital injection in January 2019.
[3]	In 2019, the fair value change in the equity of investment in Shenzhen Arashi was USD 12,083,000, which was measured based on the observable market transaction. The Group also disposed 1.25% of the equity interest in Shenzhen Arashi in January 2019, which results in a gain of USD 579,000. As of December 31, 2019, the equity interest held by the Group in Shenzhen Arashi was 8.73%.
[4]	In 2019, a reorganization was undertaken by Cloudin Technology (Cayman) Limited, pursuant to which the VIE structure was removed and the investee company was changed to Beijing Cloudin, and the equity interest held by the Group was changed from 4.61% to 4.12%.
[5]	In July 2019, Shenzhen Xunlei made an equity investment of USD 2,838,000 to acquire 5.4% equity interest of Quanxun Huiju, which is a privately-held company.